SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Payables and Accruals [Abstract]
Accrued professional fee	$ 126,826	$ 986,818	$ 416,737
Accrued offering costs			880,000
Accrued operating expenses	82,608	642,763	1,054,955
Accrued liabilities and other payable	$ 209,434	$ 1,629,581	$ 2,351,692